LEASES - Lease Assets And Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets
Operating lease right of use assets	$ 475	$ 154
Total lease assets	475	154
Current liabilities
Operating lease liability - current portion	206	87
Noncurrent liabilities:
Operating lease liability, net of current portion	239	28
Total lease liabilities	$ 445	$ 115